Stock-Based Compensation (Summary of Restricted Stock Unit Activity) (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Units
Outstanding at beginning of year (in shares)
Outstanding at end of year (in shares)	50,000
Restricted Stock
Units
Outstanding at beginning of year (in shares)		213,000	171,000	208,000	163,000
Shares granted (in shares)	133,000		134,000	91,000	127,000
Shares vested (in shares)			(86,000)	(123,000)	(76,000)
Shares canceled (in shares)			(6,000)	(5,000)	(6,000)
Outstanding at end of year (in shares)			213,000	171,000	208,000
Weighted Average Price at Grant
Weighted Average Price at Grant, Beginning of year (in dollars per share)		$ 58.60	$ 65.60	$ 70.30	$ 83.00
Weighted Average Price at Grant, Shares granted (in dollars per share)			53.60	66.40	64.60
Weighted Average Price at Grant, Shares vested (in dollars per share)			65.00	74.10	88.20
Weighted Average Price at Grant, Shares canceled (in dollars per share)			58.20	64.10	67.30
Weighted Average Price at Grant, End of year (in dollars per share)			$ 58.60	$ 65.60	$ 70.30
Performance stock units
Units
Outstanding at beginning of year (in shares)		158,000	77,000	82,000	34,000
Shares granted (in shares)	70,000		81,000	53,000	48,000
Shares vested (in shares)			0	(33,000)	0
Shares canceled (in shares)		(35,000)	0	(25,000)	0
Outstanding at end of year (in shares)			158,000	77,000	82,000
Weighted Average Price at Grant
Weighted Average Price at Grant, Beginning of year (in dollars per share)		$ 58.20	$ 63.10	$ 60.70	$ 63.80
Weighted Average Price at Grant, Shares granted (in dollars per share)			53.60	66.40	58.50
Weighted Average Price at Grant, Shares vested (in dollars per share)			0	61.90	0
Weighted Average Price at Grant, Shares canceled (in dollars per share)			0	63.80	0
Weighted Average Price at Grant, End of year (in dollars per share)			$ 58.20	$ 63.10	$ 60.70